STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity for the nine months ended September 30, 2022 as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	92,116	$148.11	5.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at September 30, 2022	92,116	$148.11	4.74	$-
Exercisable at September 30, 2022	92,116	$148.11	4.74	$-

A summary of the stock option activity for the years ended December 31, 2021 and 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	92,116	$148.11	7.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2020	92,116	$148.11	6.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2021	92,116	$148.11	5.49	$-
Exercisable at December 31, 2021	92,116	$148.11	5.49	$-

SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$30.00-75.00	44,368	5.51	44,368
75.01-150.00	6,426	4.51	6,426
150.01-225.00	6,079	3.93	6,079
225.01-300.00	33,133	3.96	33,133
300.01-600.00	2,110	3.86	2,110
	92,116		92,116

Options [Member]
SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$30.00-75.00	44,368	6.26	44,368
75.01-150.00	6,479	5.26	6,479
150.01-225.00	6,079	4.68	6,079
225.01-300.00	33,133	4.70	33,133
300.01-600.00	2,110	4.60	2,110
	92,116		92,116